Equity Method Accounted Investees - Summary of Equity Accounted Investees (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 MXN ($)
Equity Method Accounted Investees
Ownership Percentage, Associate	14.80%	14.80%
Carrying Value	$ 5,231	$ 98,270	$ 107,299	$ 97,470
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Equity Method Accounted Investees
Principal Activity	Sugar production
Place of Incorporation	MX
Ownership Percentage, Associate	36.40%	36.40%
Carrying Value		$ 3,335	3,348
Industria Envasadora De Queretaro SA De CVIEQSA
Equity Method Accounted Investees
Principal Activity	Canned bottling
Place of Incorporation	Mexico
Ownership Percentage, Associate	26.50%	26.50%
Carrying Value		$ 192	178
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Equity Method Accounted Investees
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage, Associate	35.00%	35.00%
Carrying Value		$ 121	102
Jugos del Valle, S.A.P.I. de C.V.
Equity Method Accounted Investees
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage, Associate	28.80%	28.80%
Carrying Value		$ 1,945	2,128
Leao Alimentos e Bebidas, LTDA
Equity Method Accounted Investees
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage, Associate	24.70%	24.70%
Carrying Value		$ 446	404
TROP Frutas do Brasil S.A. ("TROP")
Equity Method Accounted Investees
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage, Associate	23.60%	23.60%
Carrying Value		$ 359	55
Alimentos de Soja S.A.U.
Equity Method Accounted Investees
Principal Activity	Beverages
Place of Incorporation	Argentina
Ownership Percentage, Associate	10.70%	10.70%
Carrying Value		$ 207	263
Other Investments of Coca Cola FEMSAs Companies
Equity Method Accounted Investees
Principal Activity	Various
Place of Incorporation	Various
Carrying Value		$ 117	116
Raizen Convenincias
Equity Method Accounted Investees
Principal Activity	Proximity
Place of Incorporation	Brazil
Ownership Percentage, Associate	50.00%	50.00%
Carrying Value		$ 2,763	2,567
Dispensadoras de Cafe, S.A.P.I. de C.V.
Equity Method Accounted Investees
Carrying Value		$ 181	183
Principal Activity	Services
Place of Incorporation	Mexico
Ownership Percentage, Joint venture	50.00%	50.00%
Fountain Agua Mineral, LTDA
Equity Method Accounted Investees
Carrying Value		$ 720	699
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage, Joint venture	50.00%	50.00%
Planta Nueva Ecologia De Tabasco, S.A de C.V.
Equity Method Accounted Investees
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage, Associate	50.00%
Carrying Value			18
Other investments
Equity Method Accounted Investees
Principal Activity	Various
Place of Incorporation	Various
Carrying Value		$ 593	889
Heineken Group
Equity Method Accounted Investees
Principal Activity	Beverages
Place of Incorporation	The Netherlands
Ownership Percentage, Associate	14.76%	14.76%
Carrying Value		$ 87,291	$ 96,349
Heineken Company
Equity Method Accounted Investees
Ownership Percentage, Associate	8.63%	8.63%
Heineken Holding N.V.
Equity Method Accounted Investees
Ownership Percentage, Associate	12.26%	12.26%